Average Annual Total Returns (Institutional Class, (PIMCO EqS Pathfinder Portfolio™))	0 Months Ended
Apr. 30, 2012
Institutional Class | (PIMCO EqS Pathfinder Portfolio™)
Average Annual Return:
Inception Date	Apr. 14, 2010
1 Year	(4.54%)
Since Inception	(0.81%)